RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Balances And Transactions
Schedule of related party transactions

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
	$	$
Salaries and benefits	454	664
Stock-based compensation	361	442
	815	1,106